FOREIGN EXCHANGE (GAIN) LOSS	12 Months Ended
Dec. 31, 2018
Effects Of Changes In Foreign Exchange Rates [Abstract]
FOREIGN EXCHANGE (GAIN) LOSS

17.	FOREIGN EXCHANGE (GAIN) LOSS

	Year ended December 31
	2018	2017
Currency exchange rate (Cdn$1 = U.S.$) at beginning of year	$0.80	$0.74
Currency exchange rate (Cdn$1 = U.S.$) at year end	$0.73	$0.80
Unrealized foreign exchange (gain) loss from translation of foreign denominated debt	$39.8	($65.6)
Unrealized (gain) loss on foreign exchange risk management contracts	(24.9)	14.2
Net unrealized foreign exchange (gain) loss	$14.9	($51.4)

Net realized foreign exchange (gain) loss	($0.8)	$38.4